Unaudited Interim Carve-out Statements of Operations (Predecessor) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
United Maritime Predecessor [Member]
Revenues:
Vessel revenue	$ 2,302,783	$ 2,456,954
Commissions - related party	(27,725)	(30,488)
Commissions	(83,175)	(91,465)
Vessel revenue, net	2,191,883	2,335,001
Expenses:
Voyage expenses	(428,969)	(56,783)
Vessel operating expenses	(1,029,663)	(1,014,182)
Management fees - related party	(130,717)	(117,650)
Management fees	(65,455)	(52,500)
General and administration expenses	(331,751)	(272,711)
Amortization of deferred dry-docking costs	(239,743)	(156,924)
Depreciation and amortization	(387,764)	(375,273)
Operating (loss) / income	(422,179)	288,978
Other (expenses) / income, net:
Interest and finance costs, net	(315,445)	(373,019)
Foreign currency exchange gain / (losses), net	12,174	(100)
Total other expenses, net	(303,271)	(373,119)
Net loss	$ (725,450)	$ (84,141)